Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

4. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at December 31:

	2024	2023
Other deposits	$11,063	$209,420
Prepayments	3,183	-
Advance to suppliers	-	1,592,963
	$14,246	$1,802,383